Filed with the Securities and Exchange Commission on December 13, 2021

REGISTRATION NO. 333-248863

REGISTRATION NO. 811-22651

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 4	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 4 (“PEA”) to the Form N-4 Registration Statement No. 333-248863 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No.  4 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 3, filed on April 22, 2021.

Equitable Financial Life Insurance Company

Supplement Dated December 13, 2021 to the current prospectus, initial summary prospectus and updating summary prospectus (together the “Prospectus”) for Investment Edge 21

This Supplement updates certain information in the most recent Prospectus. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus.

Effective immediately, Investment Edge® ADV is not available for new contracts through February 21, 2022. Please read the Prospectus accordingly.

Effective February 22, 2022 the following changes are applicable to your contract:

1.	Portfolio Changes

The following additional investment options will be available:

•	Equitable Moderate Growth MF/ETF Portfolio

•	Equitable Growth MF/ETF Portfolio

•	EQ/AB Sustainable U.S. Thematic Portfolio

•	Principal Blue Chip Fund

•	Principal Equity Income Fund

2.	Appendix: Portfolio Companies available under the contract

The additional information for the new investment options available in your contract is hereby added under “Appendix: Portfolio Companies available under the contract” in the Prospectuses:

TYPE	Portfolio Company – Investment Adviser; Sub-Advisor(s), as applicable	Current Expenses		Average Total Returns (as of 12/31/2020)
				1 year	5 year	10 year

Asset Allocation	Equitable Moderate Growth MF/ETF Portfolio — EIMG	1.10	%^	—	—	—

Asset Allocation	Equitable Growth MF/ETF Portfolio — EIMG	1.15	%^	—	—	—

Equity	EQ/AB Sustainable U.S. Thematic Portfolio — EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—

Equity	Principal Blue Chip Fund — Principal Global Investors, LLC	1.05%		—	—	—

Equity	Principal Equity Income Fund — Principal Global Investors, LLC	0.88%		6.00%	12.40%	11.21%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

3.	ADV Contract Series Fee and Credit Change

The Investment Edge ADV series contract fee is changing from 0.25% to 0%. Please read the Prospectus accordingly.

The Breakpoint Credit, which allowed for a possible annual reduction in the Contract fee up to 0.15%, is also removed from the Investment Edge ADV series contract. Please read the Prospectus accordingly.

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)   Board of Directors Resolutions.

Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

(b)   Custodial Agreements. Not applicable.

(c)  Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(e)(i)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(g)

Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC (“Distributor”), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, “Fund”), and AXA Equitable Life Insurance Company (the “Company”), a New York Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

(g)(i)

Amendment No. 1 (“Amendment”), effective March 28, 2014, to the Services Agreement (the “Agreement”), dated December 1, 2010, between AXA Equitable Life Insurance Company (the “Company”) and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

(d)	Contracts. (Including Riders and Endorsements)

	(a)	Form of Contract, 2021BASE1-A, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(a)(1)	Form of Contract, 2021BASE1-B, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)	Form of Contract, 2021BASE2-A, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)(1)	Form of Contract, 2021BASE2-B, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(c)	Form of Data Pages, 2021DPB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(d)	Form of Data Pages, 2021DPC-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(e)	Form of Data Pages, 2021DPADV-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(f)	Form of ROP Death Benefit Rider, 2021ROPDB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(g)	Form of Endorsement Applicable to the NQ Income Edge Series Payment Programs, 2021NQPP-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(h)	Form of Endorsement Applicable to the Spousal Continuation and Beneficiary Continuation Options Under your Contract, 2021CCOBR-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(i)	Form of Inherited Non-Qualified Payout Endorsement, 2021NHNQ-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(j)	Form of NQ Endorsement, 2021NQ-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(k)	Form of IRA Endorsement, 2021IRA-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(l)	Form of Roth Endorsement, 2021ROTH-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(m)	Form of Endorsement Applicable to SEP-IRA Contracts, 2021SEP-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(n)	Form of Inherited IRA Endorsement, 2021INHIRA-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(o)	Form of Inherited Roth IRA Endorsement, 2021INROTH-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(p)	Form of QP-DB Endorsement, 2021QPDB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(q)	Form of QP-DC Endorsement, 2021QPDC-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(r)	Form of TGAP 1 Data Pages, 2021TGAP1, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(s)	Form of TGAP 2 Data Pages, 2021TGAP2, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(t)	Form of TGAP 3 Data Pages, 2021TGAP3, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(u)	Form of SIO Rider, 2021SIO, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

(e)	Applications.

	(a)	Form of Advisors Application, 2021 App 01 IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)	Form of ADL Application, 2021 App 02 IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(c)	Form of Advisors Application (ADV), 2021 App 01 IE ADV, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(d)	Form of ADL Application (ADV), 2021 App 02 IE ADV, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(e)	Form of SEL Application, 2021 APP 01 IE SEL, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(f)	Form of SEL Application, 2021 APP 02 IE SEL, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

(f)		Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6, (File No. 333-232418), filed on June 29, 2020.

	(b)	By-Laws of Equitable Financial Life Insurance Company, as amended June 15, 2020, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418), filed on June 29, 2020

	(b)(i)	Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. N.A.

(h)	Participation Agreements.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

	(a)(b)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

	(a)(b)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iv)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(vi)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vii)	Amendment No.6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(viii)	Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(ix)	Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(x)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(xi)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

	(a)(b)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(a)(b)(xiv)	Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xv)	Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(b)	Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 811-10509, 333-70754) filed on December 10, 2001.

	(b)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

	(b)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

	(b)(iii)	Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

	(b)(iv)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

	(b)(v)	Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

	(b)(vi)	Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(vii)	Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(viii)	Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(ix)	Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

	(c)	Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(c)(i)	Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, xLLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(c)(ii)	Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(c)(iii)	Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(c)(iv)	Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(c)(v)	Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

	(d)	Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

	(d)(i)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(d)(ii)	Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(d)(iii)	Amendment No. 4 effective October 1, 2020 to the Participation Agreement dated October 15, 2009 among Equitable Financial Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(e)	Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(e)(i)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(e)(ii)	Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(e)(iii)	Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(e)(iv)	Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

	(e)(v)	Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 2, 2021.

	(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(f)(i)	First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(g)	Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(g)(i)	Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

	(g)(ii)	Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(g)(iii)	Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

	(h)	Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(h)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(h)(ii)	Amendment No. 2 dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(i)	Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(i)(i)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(i)(ii)	Amendment No. 4, effective August 16, 2019 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 23, 2020.

	(j)	Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(j)(i)	Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(j)(ii)	Fourth Amendment, effective April 1, 2010, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 22, 2021.

	(j)(iii)	Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(j)(iv)	Sixth Amendment, effective September 18, 2013, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 22, 2021.

	(k)	Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

	(k)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(k)(ii)	Second Amendment to Participation Agreement effective October 1, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

	(l)	Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(l)(i)	Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

	(l)(ii)	Amendment effective September 28, 2020, to Participation Agreement dated April 20, 2012, by and among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(l)(iii)	Second Amendment effective December 15, 2020, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(m)	Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

	(m)(i)	First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

	(m)(ii)	Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(m)(iii)	Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

	(m)(iv)	Fourth Amendment, effective November 17, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(n)	Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., dated April 1, 2011, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

(n)(i)

Amendment No. 1, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

(n) (ii)

Amendment No. 2, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(n)(iii)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated April 1, 2011 among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., incorporated herein by reference to Registration Statement on Form N-4 (File 333-190033) filed on April 23, 2020.

	(o)	Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, a series of Delaware Management Business Trust and Delaware Distributors, L.P. dated July 9, 2010, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(o)(i)	Amendment No. 1, effective August 23, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(o)(ii)	Amendment to Participation Agreement effective August 6, 2020 to Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(p)	Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series, dated July 26, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(p)(i)	Amendment No. 1, effective August 29, 2013 to the Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(p)(ii)	Amendment to Fund Participation Agreement effective August 11, 2020 to Fund Participation Agreement dated July 26, 2005 between AXA Equitable Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on April 21, 2021.

	(q)	Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013 previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(q)(i)	Amendment to Participation Agreement effective October 26, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(q)(ii)	Second Amendment to Participation Agreement effective December 1, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(r)	Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(r)(i)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Federated Insurance Series and Federated Securities Corp., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(r)(ii)	Notices Amendment to Fund Participation Agreement, effective April 28, 2020 to the Fund Participation Agreement dated October 8, 2013, by and among Federated Securities Corp., Federated Insurance Series and AXA Equitable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(s)	Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(s)(i)	First Amendment to Participation Agreement effective December 15, 2020 to Participation Agreement dated October 10, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Putnam Variable Trust and Putnam Retail Management Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(t)	Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(t)(i)	Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the “Agreement”), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(t)(ii)	Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the “Agreement”) by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(t)(iii)	Amendment to Participation Agreement effective August 3, 2020, to the Participation Agreement dated December 1, 2010, by and among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

	(u)	Participation Agreement by and among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors Inc. and ALPS Portfolio Solutions Distributors Inc., dated May 13, 2015 previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(u)(i)	Amendment to Fund Participation Agreement is dated June 14, 2017, and is entered into by and among AXA Equitable Life Insurance Company, a New York insurance company, ALPS Variable Investment Trust, a Delaware Statutory Trust, ALPS Advisors, Inc. a Colorado corporation and ALPS Po1ifolio Solutions Distributor, Inc. , a Colorado corporation previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 18, 2018.

	(u)(ii)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated May 13, 2015 among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 23, 2020.

	(v)	Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(v)(i)	Amendment No. 1, effective February 18, 2010 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

	(v)(ii)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(v)(iii)	Amendment No. 3, dated September 6, 2013, to the Participation Agreement dated October 16, 2009 as amended by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

	(v)(iv)	Amendment to Participation Agreement effective September 4, 2020 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel, filed herewith.

(l) Other Opinions.

(a)	Consent of Independent Registered Public Accounting Firm, filed herewith

(b)	Powers of Attorney, filed herewith.

(m) Omitted Financial Statements. Not applicable.

(n) Initial Capital Agreements. Not applicable.

(o) Form of Initial Summary Prospectuses, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on February 5, 2021.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Francis Hondal	Director
Mastercard
801 Brickell Avenue, Suite 1300
Miami, FL 33131

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
10 Madison Square West
1107 Broadway, Apt. 10G
New York, NY 10010

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Senior Executive Director, General Counsel and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Michael B. Healy	Managing Director and Chief Information Officer

*Adrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Chief Compliance Officer and Associate General Counsel

*William Eckert	Managing Director and Chief Accounting Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Robin M. Raju	Senior Executive Director and Chief Financial Officer

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Meredith Ratajczak	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Constance Weaver	Managing Director and Chief Marketing Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

ITEM 29.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Separate Account No. 70 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q3-2021 is incorporated herein by reference to Exhibit 29 (a) to Registration Statement (File No. 333-216084) on Form N-4 filed October 21, 2021.

ITEM 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, EQ Premier VIP Trust and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)    EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

* William Auger	Director

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Stephen Lank	Vice President and Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Brendan Dignan	Vice President

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*James O’Boyle	Senior Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

* Robin M. Raju	Director and Executive Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*Brett Ford	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, and Principal Financial Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President and Principal Operations Officer

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

* Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Gregory C. Lashinsky	Assistant Vice President, Financial Operations Principal

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address:
1290 Avenue of the Americas
NY, NY 10104

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

ITEM 33.	Management Services

Not applicable.

ITEM 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registration certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of December, 2021.

SEPARATE ACCOUNT NO. 70
(Registrant)

By:	Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 13th day of December, 2021.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira Francis Hondal Daniel G. Kaye	Joan Lamm-Tennant Kristi Matus Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
December 13, 2021